FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016
Fair Value Disclosures [Abstract]
Fair Value Hierarchy of Assets and Liabilities
The following table sets forth by level with the fair value hierarchy the Company’s financial assets and liabilities measured at fair value on September 30, 2016 and 2015:

December 31, 2016:	Level 1	Level 2	Level 3	Total

Assets
Exploration property	$—	$—	$1,864,608	$1,864,608
Liabilities
None	$—	$—	$—	$—

September 30, 2016:	Level 1	Level 2	Level 3	Total

Assets
Exploration property	$—	$—	$1,864,608	$1,864,608
Liabilities
None	$—	$—	$—	$—

The following table sets forth by level with the fair value hierarchy the Company’s financial assets and liabilities measured at fair value on September 30, 2016 and 2015:

September 30, 2016:	Level 1	Level 2	Level 3	Total

Assets
Exploration property	$—	$—	$1,864,608	$1,864,608
Liabilities
None	$—	$—	$—	$4—

September 30, 2015:	Level 1	Level 2	Level 3	Total

Assets
Exploration property	$—	$—	$1,864,608	$1,864,608
Liabilities
None	$—	$—	$—	$—

Summary the change in the fair value of derivative liabilities

The following table summarizes the change in the fair value of derivative liabilities during the year ended September 30, 2016:

Change in Fair
Value for
Year Ended
September 30, 2016

Fair value as of September 30, 2015	$—
Additions recognized as note discounts at inception	259,898
Additions recognized as derivative loss at inception	338,925
Amount reclassified from equity at inception	355,126
Amount reclassified to equity upon resolution	(1,382,964)
Change in fair value	429,015
Fair value as of September 30, 2016	$—